Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
Communication Services - 8.5%
300	Alphabet, Inc. - Class A [1]	$35,910
20,774	Alphabet, Inc. - Class C [1]	2,513,031
2,600	Netflix, Inc. [1]	1,145,274
23,445	Verizon Communications, Inc.	871,919
		4,566,134
Consumer Discretionary - 9.8%
384	Booking Holdings, Inc. [1]	1,036,927
4,118	Darden Restaurants, Inc.	688,035
3,114	Home Depot, Inc.	967,333
7,765	Ralph Lauren Corp.	957,425
19,143	TJX Companies, Inc.	1,623,135
		5,272,855
Consumer Staples - 6.9%
6,953	Colgate-Palmolive Company	535,659
2,428	Costco Wholesale Corp.	1,307,186
4,757	The Estée Lauder Companies, Inc. - Class A	934,180
12,781	Mondelez International, Inc. - Class A	932,246
		3,709,271
Financials - 7.9%
2,314	Ameriprise Financial, Inc.	768,618
3,471	Aon PLC - Class A	1,198,189
5,495	CME Group, Inc. - Class A	1,018,169
8,993	MetLife, Inc.	508,374
9,099	Morgan Stanley	777,055
		4,270,405
Health Care - 15.4%
4,883	Agilent Technologies, Inc.	587,181
2,463	Danaher Corp.	591,120
10,789	Edwards Lifesciences Corp. [1]	1,017,726
878	Eli Lilly & Company	411,764
3,277	Hologic, Inc. [1]	265,339
19,017	Merck & Company, Inc.	2,194,372
3,239	Novo Nordisk A/S - ADR	524,167
5,585	Quest Diagnostics, Inc.	785,028
1,310	Regeneron Pharmaceuticals, Inc. [1]	941,287
2,906	Vertex Pharmaceuticals, Inc. [1]	1,022,651
		8,340,635
Industrials - 8.4%
18,648	Carrier Global Corp.	926,992
3,604	Cummins, Inc.	883,557
10,942	Emerson Electric Company	989,047
7,561	Wabtec Corp.	829,215
7,922	Xylem, Inc.	892,176
		4,520,987
Information Technology - 31.6%
3,161	Adobe, Inc.	1,545,697
3,271	Analog Devices, Inc.	637,224
22,155	Apple, Inc.	4,297,405
4,004	Applied Materials, Inc.	578,738
1,639	Broadcom, Inc.	1,421,718
4,310	Enphase Energy, Inc. [1]	721,839
2,722	Intuit, Inc.	1,247,193
12,899	Microsoft Corp.	4,392,625
9,212	Visa, Inc. - Class A	2,187,666
		17,030,105
Materials - 3.2%
15,872	Ball Corp.	923,909
4,345	Ecolab, Inc.	811,168
		1,735,077
Real Estate - 2.6%
29,575	Kimco Realty Corp. - REIT	583,219
23,888	Weyerhaeuser Company - REIT	800,487
		1,383,706
Utilities - 3.2%
6,087	American Water Works Company, Inc.	868,919
9,612	Consolidated Edison, Inc.	868,925
		1,737,844

TOTAL COMMON STOCKS (Cost $31,885,964)		52,567,019

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
1,210,887	First American Treasury Obligations Fund - Class X, 5.035% [2]	1,210,887

TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,887)		1,210,887

TOTAL INVESTMENTS - 99.7% (Cost $33,096,851)		53,777,906
Other Assets in Excess of Liabilities - 0.3%		172,064
NET ASSETS - 100.0%		$53,949,970

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,567,019	$-	$-	$52,567,019
Short-Term Investments	1,210,887	-	-	1,210,887
Total Investments in Securities	$53,777,906	$-	$-	$53,777,906